Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Grants
The Company does not currently utilize stock options as part of its compensation program. Other than in exceptional cases, such as promotions, new hires, and corporate transactions, long-term incentive awards are granted in the first quarter of the fiscal year when the O&C Committee determines salary levels and bonus programs for the new fiscal year. The O&C Committee does not grant equity awards in anticipation of the release of material non-public information, nor does the Committee consider the timing of disclosures of material non-public information based on equity award grant dates.

Award Timing Method	The Company does not currently utilize stock options as part of its compensation program. Other than in exceptional cases, such as promotions, new hires, and corporate transactions, long-term incentive awards are granted in the first quarter of the fiscal year when the O&C Committee determines salary levels and bonus programs for the new fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The O&C Committee does not grant equity awards in anticipation of the release of material non-public information, nor does the Committee consider the timing of disclosures of material non-public information based on equity award grant dates.